Fees Summary	Feb. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,207,000
Previously Paid Amount	0.00
Total Fee Amount	337.89
Total Offset Amount	0.00
Net Fee	337.89
Narrative - Max Aggregate Offering Price	$ 2,207,000
Final Prospectus	true